Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair value measurements

8. Fair value measurements

The Company measures certain assets and liabilities at fair value in accordance with ASC 820. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal or most advantageous market at the measurement date. Valuation techniques are designed to maximize the use of observable inputs and minimize unobservable inputs.

Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable, and the last is considered unobservable:

●	Level 1 - Quoted prices in active markets for identical assets or liabilities.
●	Level 2 - Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
●	Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The fair value of assets classification is represented as follows:

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€5,527,672	€5,527,672	€-	€-
Marketable securities	€22,621,518	€22,621,518	€-	€-
Total financial assets	€28,149,190	€28,149,190	€-	€-

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€4,581,749	€4,581,749	€-	€-
Marketable securities	€8,078,002	€8,078,002	€-	€-
Total financial assets	€12,659,751	€12,659,751	€-	€-

	December 31, 2023
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	€3,691,420	€3,691,420	€-	€-
Marketable securities	€15,084,284	€15,084,284	€-	€-
Total financial assets	€18,775,704	€18,775,704	€-	€-

The fair value of liabilities classification is represented as follows:

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Mandatory convertible bond	€7,603,000	-	-	€7,603,000
Mandatory convertible bond	€7,603,000	€-	€-	€7,603,000

The instrument is classified as a Level 3 fair value liability under ASC 820, based on the use of significant unobservable inputs in its valuation (See Note 13. Mandatory convertible bond issuance for more details).

No transfers between level of fair value hierarchy occurred during the period.

The Company had no assets or liabilities classified as Level 3 fair value as of December 31, 2024 and 2023.

The carrying values of the Company’s R&D tax credits, VAT credits, accounts payable, accrued expenses, and other current liabilities were evaluated and determined to approximate their fair values due to the short-term nature of these assets and liabilities.